UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc. (formerly Global/International Fund, Inc.)

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 01/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of January 31, 2006 (Unaudited)

DWS Emerging Markets Fixed Income Fund

(formerly Scudder Emerging Markets Income Fund)

		Principal Amount ($) (a)	Value ($)

Bonds 101.0%
Argentina 4.7%
Republic of Argentina:
Step-up Coupon, 1.2% to 3/31/2009, 2.26% to 3/31/2019, 3.38% to 3/31/2029, 4.74% to 12/31/2038	EUR	5,000,000	2,134,106
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		4,100,000	1,439,100
Zero Coupon, 12/15/2035		37,506,201	2,595,429
Zero Coupon, 12/15/2035	EUR	5,000,000	404,037
Zero Coupon, 12/15/2035	ARS	31,908,222	619,123
5.83%, 12/31/2033 (PIK)	ARS	6,881,772	2,805,269
8.28%, 12/31/2033 (PIK)		20,626	18,399

(Cost $8,855,909)			10,015,463
Brazil 24.3%
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .8125%, Series 30YR, 5.188% *, 4/15/2024		2,000,000	1,960,000
Floating Rate Note Debt Conversion Bond, LIBOR plus .875%, Series 18 YR, 5.25% *, 4/15/2012		4,687,734	4,667,108
8.25%, 1/20/2034		12,700,000	14,058,900
8.75%, 2/4/2025		2,750,000	3,146,000
9.25%, 10/22/2010		5,720,000	6,520,800
10.0%, 8/7/2011		1,200,000	1,416,000
10.5%, 7/14/2014		1,900,000	2,375,000
11.0%, 1/11/2012 (b)		7,230,000	8,947,125
11.0%, 8/17/2040 (b)		4,680,000	6,044,220
14.5%, 10/15/2009		1,730,000	2,249,865

(Cost $47,126,007)			51,385,018
Colombia 2.6%
Republic of Colombia, 8.125%, 5/21/2024 (Cost $5,494,125)		4,900,000	5,439,000
Dominican Republic 0.5%
Dominican Republic, Series REG S, 9.04%, 1/23/2018 (PIK) (Cost $1,112,923)		1,045,200	1,126,203
Ecuador 5.2%
Republic of Ecuador:
Step-up Coupon, 9.0% to 8/15/2006, 10.0% to 8/15/2030		2,500,000	2,412,500
Series REG S, 9.375%, 12/15/2015		8,600,000	8,651,600

(Cost $10,678,360)			11,064,100
Indonesia 3.6%
Republic of Indonesia, Series REG S, 8.5%, 10/12/2035 (Cost $7,565,000)		6,800,000	7,539,500
Malaysia 1.7%
Government of Malaysia, Series 04/04, 4.032%, 9/15/2009 (Cost $3,657,384)	MYR	13,700,000	3,706,324
Mexico 4.1%
Mexican Bonds, Series MI-20, 8.0%, 12/7/2023 (Cost $7,909,972)	MXN	93,080,000	8,578,214

Panama 3.6%
Republic of Panama, 8.875%, 9/30/2027 (Cost $7,750,000)		6,200,000	7,641,500
Philippines 9.6%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		7,850,000	8,389,687
Republic of Philippines:
8.0%, 1/15/2016		2,200,000	2,315,500
8.375%, 2/15/2011		5,800,000	6,256,750
9.375%, 1/18/2017		1,000,000	1,148,750
9.875%, 1/15/2019 (b)		1,750,000	2,080,313

(Cost $19,619,509)			20,191,000
Russia 15.0%
Aries Vermogensverwaltung GmbH:
Series B, REG S, 7.75%, 10/25/2009	EUR	1,250,000	1,726,697
Series C, REG S, 9.6%, 10/25/2014		6,250,000	7,990,813
Russian Federation:
Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		11,800,000	13,185,320
Series REG S, 11.0%, 7/24/2018		6,000,000	8,809,200

(Cost $29,741,387)			31,712,030
Turkey 5.0%
Republic of Turkey:
8.0%, 2/14/2034		2,500,000	2,725,000
15.0%, 2/10/2010	TRY	9,500,000	7,772,094
20.0%, 10/17/2007	TRY	51	42

(Cost $10,770,027)			10,497,136
Ukraine 4.0%
Government of Ukraine:
Series REG S, 6.875%, 3/4/2011		6,400,000	6,502,400
Series REG S, 7.65%, 6/11/2013		1,900,000	2,014,000

(Cost $8,620,596)			8,516,400
United States 5.5%
US Treasury Bonds:
6.0%, 2/15/2026		1,400,000	1,624,820
6.125%, 11/15/2027		2,100,000	2,492,356
7.5%, 11/15/2016		4,000,000	4,967,656
US Treasury Note:
3.625%, 1/15/2010		2,600,000	2,517,023

(Cost $11,618,476)			11,601,855
Uruguay 6.4%
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		7,800,000	8,112,000
8.0%, 11/18/2022		2,000,000	2,080,000
9.25%, 5/17/2017		1,000,000	1,162,500
10.5%, 10/20/2006	UYU	42,300,000	2,117,783

(Cost $13,490,830)			13,472,283
Venezuela 5.2%
Republic of Venezuela:
7.65%, 4/21/2025		2,100,000	2,226,000
9.375%, 1/13/2034		2,980,000	3,725,000
10.75%, 9/19/2013		4,000,000	4,980,000

(Cost $9,940,729)			10,931,000

Total Bonds (Cost $203,951,234)			213,417,026

	Shares	Value ($)

Securities Lending Collateral 5.3%
Daily Assets Fund Institutional, 4.35% (c) (d) (Cost $11,182,500)	11,182,500	11,182,500
Cash Equivalents 0.3%
Cash Management QP Trust, 4.33% (e) (Cost $613,807)	613,807	613,807

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 215,747,541)	106.6	225,213,333
Other Assets and Liabilities, Net	(6.6)	(13,885,231)

Net Assets	100.0	211,328,102

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2006.

(a)		Principal amount stated in US dollars unless otherwise noted.
(b)		All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2006 amounted to $10,152,059 which is 4.8% of net assets.
(c)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)		Represents collateral held in connection with securities lending.
(e)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
As of January 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	6,241,582	BRL	14,830,000	4/28/2006	312,612
USD	4,096,334	RUB	115,660,000	4/28/2006	14,474
Total unrealized appreciation					327,086

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
ARS	3,699,000	USD	1,200,000	4/28/2006	(177)
USD	1,979,877	ARS	6,100,000	4/28/2006	(672)
MXN	13,060,796	USD	1,241,646	4/28/2006	(1,646)
BRL	5,100,000	USD	2,243,237	4/28/2006	(10,734)

EUR	3,132,000	USD	3,804,090	4/28/2006	(21,122)
MXN	39,380,000	USD	3,690,549	4/28/2006	(53,177)
TRY	5,470,000	USD	3,997,515	4/28/2006	(59,159)
Total unrealized depreciation					(146,687)

Currency Abbreviations
ARS	Argentine Peso	RUB	New Russian Ruble
BRL	Brazilian Real	TRY	New Turkish Lira
EUR	Euro	USD	United States Dollar
MXN	Mexican Peso	UYU	Uruguay Peso
MYR	Malaysian Ringgit

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2006